LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 20, 2009

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2009 OF

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO AND TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2009 OF LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Effective September 11, 2009, the following text replaces the section of each fund’s prospectus titled “Management—Portfolio managers”:

Portfolio managers (Legg Mason Partners Variable Global High Yield Bond Portfolio)

The fund is managed by a team of portfolio managers, sector specialists and other investment professionals. The fund’s portfolio managers are S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. The portfolio managers are responsible for the day-to-day portfolio management and oversight of the fund. Messrs. Leech, Walsh and Buchanan have been portfolio managers of the fund since 2006. Mr. Gardner has been a portfolio manager of the fund since 2007. The portfolio managers lead the team, and their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.

Portfolio managers (Legg Mason Partners Variable High Income Portfolio)

The fund is managed by a team of portfolio managers, sector specialists and other investment professionals. The fund’s portfolio managers are S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. The portfolio managers are responsible for the day-to-day portfolio management and oversight of the fund. Messrs. Leech and Walsh have been portfolio managers of the fund since March 2006, Mr. Buchanan has been portfolio manager of the fund since February 2007 and Mr. Gardner became a portfolio manager of the fund on May 17, 2007. The portfolio managers lead the team and their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.

Messrs. Leech and Walsh have been employed as portfolio managers at Western Asset for more than five years.

Mr. Buchanan is a portfolio manager with Western Asset. Mr. Buchanan joined Western Asset in 2005. Prior to that time, Mr. Buchanan was a Managing Director with Credit Suisse Asset Management, beginning in 2003. Mr. Buchanan also was Executive Vice President and Portfolio Manager with Janus Capital Management in 2003. Prior to that time, Mr. Buchanan was Managing Director, Portfolio Manager, and Head of High Yield Trading with BlackRock Financial Management since 1998.

Mr. Gardner is a portfolio manager/research analyst with Western Asset and has been employed as portfolio manager/research analyst for Western Asset for more than five years.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers, and any fund shares held by the portfolio managers.

The information contained in this supplement also supercedes any contrary information contained in each fund’s statement of additional information.

LMFX011969

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 20, 2009

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2009 OF

LEGG MASON PARTNERS VARIABLE DIVERSIFIED

STRATEGIC INCOME PORTFOLIO AND

LEGG MASON PARTNERS VARIABLE STRATEGIC

BOND PORTFOLIO

Effective September 11, 2009, the following text replaces the section of the fund’s prospectus titled “Management—Portfolio managers”:

Portfolio managers

The fund is managed by a team of portfolio managers, sector specialists and other investment professionals. The fund’s portfolio managers are S. Kenneth Leech, Stephen A. Walsh, Edward A. Moody, Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan and Keith J. Gardner. The portfolio managers are responsible for the day-to-day portfolio management and oversight of the fund. Messrs. Leech and Walsh have been portfolio managers of the fund since 2006 and Messrs. Moody, Lindbloom, Eichstaedt, Gardner and Buchanan have been portfolio managers of the fund since 2007. The portfolio managers lead the team and their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.

Messrs. Leech, Walsh, Moody and Eichstaedt are portfolio managers of Western Asset and have been employed by Western Asset for more than five years.

Mr. Lindbloom is a portfolio manager with Western Asset. Mr. Lindbloom joined Western Asset in 2006. Prior to that time, Mr. Lindbloom was a Managing Director of Citigroup Asset Management and had been associated with its predecessor companies since 1986.

Mr. Buchanan is a portfolio manager with Western Asset. Mr. Buchanan joined Western Asset in 2005. Prior to that time, Mr. Buchanan was a Managing Director with Credit Suisse Asset Management, beginning in 2003. Mr. Buchanan also was Executive Vice President and Portfolio Manager with Janus Capital Management in 2003. Prior to that time,

Mr. Buchanan was Managing Director, Portfolio Manager and Head of High Yield Trading with BlackRock Financial Management since 1998.

Mr. Gardner is a portfolio manager/research analyst with Western Asset and has been employed as portfolio manager/research analyst for Western Asset for more than five years.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

The information contained in this supplement also supercedes any contrary information contained in each fund’s statement of additional information.

FDXX011968